Revenue Recognition - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 8,196	$ 13,102
Revenue recognized at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Revenue recognized over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,196	13,102
Collaborative research and other professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,849	9,917
Access to quantum computing systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,347	$ 3,185